Average Annual Total Returns{- Fidelity® Conservative Income Bond Fund} - 08.31 Fidelity Conservative Income Bond Fund Retail PRO-08 - Fidelity® Conservative Income Bond Fund	Fidelity Conservative Income Bond Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Conservative Income Bond Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Conservative Income Bond Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	LB151 Past 1 year	LB151 Past 5 years	LB151 Past 10 years
Total	(0.10%)	1.36%	1.03%	(0.18%)	0.80%	0.63%	(0.06%)	0.80%	0.62%	0.06%	1.22%	0.70%